Consolidated cash flow statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Net income from continuing operations	$ 13,967	$ 11,939	$ 8,572
Reversal of non-cash items and other adjustments	11,229	10,232	10,369
Dividends received from associated companies and others	1	1	2
Interest received	310	489	645
Interest paid	(981)	(855)	(751)
Other financial receipts	266		90
Other financial payments	(26)	(116)	(17)
Income taxes paid	(2,562)	(2,258)	(2,787)
Net cash flows from operating activities from continuing operations before working capital and provision changes	22,204	19,432	16,123
Payments out of provisions and other net cash movements in non-current liabilities	(1,483)	(1,107)	(1,534)
Changes in working capital and other operating cash flow items	(1,577)	(706)	(369)
Net cash flows from operating activities from continuing operations	19,144	17,619	14,220
Net cash flows from operating activities from discontinued operations			238
Total net cash flows from operating activities	19,144	17,619	14,458
Purchases of property, plant and equipment	(1,548)	(1,366)	(1,060)
Proceeds from sale of property, plant and equipment	13	86	237
Purchases of intangible assets	(2,352)	(2,448)	(1,693)
Proceeds from sale of intangible assets	164	80	1,955
Purchases of financial assets	(116)	(193)	(106)
Proceeds from sale of financial assets	209	957	348
Acquisitions of businesses	(147)	(4,018)	(3,561)
Acquisitions applying the optional concentration test	(2,769)
Divestments of businesses, net	(88)	107	3
Investments in time deposits and marketable securities	(187)	(3,455)	(641)
Proceeds from time deposits and from sale of marketable securities and commodities	1,968	2,744	11,248
Other investing cash flows, net	(24)	(7)	(11)
Net cash flows (used in)/(from) investing activities from continuing operations	(4,877)	(7,513)	6,719
Net cash flows used in investing activities from discontinued operations			(1,123)
Total net cash flows (used in)/from investing activities	(4,877)	(7,513)	5,596
Dividends paid to shareholders of Novartis AG	(7,818)	(7,624)	(7,255)
Purchases of treasury shares	(9,212)	(8,331)	(8,719)
Proceeds from exercised options and other treasury share transactions, net	27	30	153
Proceeds from non-current financial debts	6,098	6,143
Repayments of the current portion of non-current financial debts	(3,392)	(2,160)	(2,223)
Change in current financial debts	5	958	546
Repayments of other current financial debts		(289)
Payments of lease liabilities	(281)	(262)	(258)
Payments from changes in ownership interests in consolidated subsidiaries	(91)	(293)
Other financing cash flows, net	(203)	86	192
Net cash flows used in financing activities from continuing operations	(14,867)	(11,742)	(17,564)
Net cash flows from financing activities from discontinued operations			3,286
Total net cash flows used in financing activities	(14,867)	(11,742)	(14,278)
Net change in cash and cash equivalents before effect of exchange rate changes	(600)	(1,636)	5,776
Effect of exchange rate changes on cash and cash equivalents	576	(298)	100
Net change in cash and cash equivalents	(24)	(1,934)	5,876
Cash and cash equivalents at beginning of period	11,459	13,393	7,517
Cash and cash equivalents at end of period	$ 11,435	$ 11,459	$ 13,393